U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income
Other income	$ 907	$ 1,040	$ 569
Total net revenue	20,306	20,161
Expense
Interest expense	1,401	1,453	1,681
Other expense	1,819	1,978	1,695
Income before income taxes and equity in undistributed income of subsidiaries	8,030	7,995	7,764
Applicable income taxes	2,097	2,087	2,032
Net income attributable to U.S. Bancorp	5,879	5,851	5,836
Parent Company [Member]
Income
Interest from subsidiaries	120	123	118
Other income	55	64	66
Total net revenue	4,078	4,075	6,293
Expense
Interest expense	292	335	325
Other expense	105	90	81
Total expense	397	425	406
Income before income taxes and equity in undistributed income of subsidiaries	3,681	3,650	5,887
Applicable income taxes	(207)	(94)	(88)
Income of parent company	3,888	3,744	5,975
Equity in undistributed income (losses) of subsidiaries	1,991	2,107	(139)
Net income attributable to U.S. Bancorp	5,879	5,851	5,836
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from bank subsidiaries	3,900	3,850	6,100
Non-bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from bank subsidiaries	$ 3	$ 38	$ 9